REVENUES - Revenues by Geography (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 6,007	$ 11,149	$ 12,064	$ 22,381
Other revenues	688	797	1,380	1,580
Total revenues	6,695	11,946	13,444	23,961
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,974	7,141	4,039	14,164
Other revenues	405	444	832	883
Total revenues	2,379	7,585	4,871	15,047
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	485	592	955	1,138
Other revenues	279	350	540	690
Total revenues	764	942	1,495	1,828
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,548	3,416	7,070	7,079
Other revenues	4	3	8	7
Total revenues	3,552	3,419	7,078	7,086
United States
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,108	1,900	4,186	4,011
United States | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	398	300	809	753
United States | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	184	233	366	423
United States | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,526	1,367	3,011	2,835
Australia
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,046	1,257	2,159	2,310
Australia | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	962	1,182	2,007	2,164
Australia | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	53	40	94	80
Australia | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	31	35	58	66
Europe
Disclosure of operating segments [line items]
Revenues from contracts with customers	967	1,460	1,962	3,056
Europe | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	452	0	938
Europe | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	129	181	256	362
Europe | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	838	827	1,706	1,756
Brazil
Disclosure of operating segments [line items]
Revenues from contracts with customers	531	596	1,027	1,198
Brazil | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	225	247	433	483
Brazil | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	3	22	12	40
Brazil | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	303	327	582	675
United Kingdom
Disclosure of operating segments [line items]
Revenues from contracts with customers	453	4,545	912	9,028
United Kingdom | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	299	4,403	611	8,729
United Kingdom | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	77	72	150	145
United Kingdom | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	77	70	151	154
Mexico
Disclosure of operating segments [line items]
Revenues from contracts with customers	299	322	586	641
Mexico | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Mexico | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Mexico | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	299	322	586	641
Canada
Disclosure of operating segments [line items]
Revenues from contracts with customers	227	455	457	869
Canada | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	87	309	166	582
Canada | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	11	18	23	43
Canada | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	129	128	268	244
Other
Disclosure of operating segments [line items]
Revenues from contracts with customers	376	614	775	1,268
Other | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	3	248	13	515
Other | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	28	26	54	45
Other | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 345	$ 340	$ 708	$ 708